October 4, 2010

VIA EDGAR AND OVERNIGHT DELIVERY

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3720

Attention:	Russell Mancuso, Branch Chief David Burton, Staff Accountant Kevin Vaughn, Accounting Branch Chief Celia Soehner, Attorney Tim Buchmiller, Senior Attorney

Re:	Pacific Biosciences of California, Inc. Registration Statement on Form S-1 Amended September 20, 2010 File No. 333-168858

Ladies and Gentlemen:

Pacific Biosciences of California, Inc. (the “Company”) has filed via EDGAR Amendment No. 3 to the Company’s Registration Statement on Form S-1 (File No. 333-168858). As discussed in our telephone conversation, the Company is filing Amendment No. 3 to include the proposed offering range, which is $15.00 to $17.00 per share. For the convenience of the Staff, we have also couriered you marked copies of Amendment No. 3.

* * * *

Please direct your questions or comments regarding Amendment No. 3 to Larry W. Sonsini, Donna M. Petkanics or me at (650) 493-9300. Thank you for your assistance.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Glenn J. Luinenburg

Glenn J. Luinenburg

Enclosures

cc (w/encl.):

Hugh C. Martin

Matthew B. Murphy

Pacific Biosciences of California, Inc.

Larry W. Sonsini, Esq.

Donna M. Petkanics, Esq.

Wilson Sonsini Goodrich & Rosati, P.C.

Alan F. Denenberg, Esq.

Davis Polk & Wardwell LLP

Tracy Lefteroff

Jeff Womer

PricewaterhouseCoopers LLP